Significant Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2018
Significant Accounting Estimates and Judgments [Abstract]
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 3—SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

A.	Significant accounting estimates

The Company makes estimates and assumptions with respect to the future. By nature, accounting estimates are rarely identical to actual results. The estimate that has a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are discussed below:

1)	Impairment indicators of IPR&D.

The Company reviews whether events or changes in circumstances have occurred that indicate that the carrying amount of IPR&D may not be recoverable. In such cases an impairment test is performed. See also Note 2E(1).

2)	Fair value measurement of debentures and warrants

The fair value of the debentures and warrants is measured on the basis of accepted valuation models and assumptions regarding unobservable inputs used in the valuation models, see also Note 12.

B.	Significant judgments made when applying the Company’s accounting policy:

1)	Grants from the IIA

In accordance with the accounting treatment prescribed in Note 2G, the Company’s management is required to examine whether there is reasonable assurance that the grant that was received will be repaid. In addition, if, at the date of initial recognition, the grant is recognized in the statement of comprehensive loss, the Company’s management is required to evaluate whether there is reasonable assurance of the project’s success and of payment of royalties to the IIA. The Company’s management believes that as of December 31, 2018, there is reasonable assurance that royalties will be paid to the IIA and that their present value is NIS 1.2 million. This amount was recognized as a financial liability in the statement of financial position.

2)	Development costs

Development costs are capitalized in accordance with the accounting policy described in Note 2E(3). Capitalization of costs is based on management’s judgment about technological and economic feasibility. The Company’s management believes that as of December 31, 2018, the above conditions were not met, therefore development costs were not capitalized.

3)	Revenue recognition

With respect to the License Agreement (see Note 13C), the Company used its judgement to identify the Company’s promises in the agreement, whether the options included provide a material right to LB and whether the promises are a distinct performance obligation. In addition, the Company uses its judgement to determine the allocation of the transaction price between its identified distinct performance obligations. The Company uses its judgement to determine that the License in the License Agreement is the predominant item to which the royalty relates. In addition, Variable Consideration consists of potential future milestone payments.

The Company determined that all such Variable Consideration shall be allocated to the License (the satisfied performance obligation).

However, it will be recognized only when it would be highly probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone.